Exhibit 99.6

TPR Firm:		Report Date:	6/25/2024

Client Name:	Finance of America Reverse	Report:	Exception Report

Deal Name:	FASST 2024-S3	Loans in report:	2

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created
XXX	XXX		XXX	D	A	C	A	D	A	A	A	Closed	FCRE5774	2024-05-30 11:41
XXX	XXX		XXX	D	A	C	A	D	A	A	A	Closed	FCOM8805	2024-05-30 12:08
XXX	XXX		XXX	B	B	B	B	A	A	A	A	Closed	FCRE1197	2024-05-30 12:50

Incenter Loan ID	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments
XXX	2024-05-31 09:37	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Resolved-Lender LOX received. - Due Diligence Vendor-05/31/2024
Ready for Review-Document Uploaded.  - Seller-05/30/2024
									Open-Borrower 1 Credit Report is Partially Present. Missing evidence XXX/XXX xXXX was paid off to a $0 balance at closing, The account balance on the final CD is from statement dated in XXX, but the gap report dated XXX has a higher balance of $XXX. Subject to re-calculation of DTI. - Due Diligence Vendor-05/30/2024	Ready for Review-Document Uploaded. - Seller-05/30/2024
XXX	2024-05-30 16:30	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Borrower Authorization	Resolved-Received Lender LOX for Credit Authorization. - Due Diligence Vendor-05/30/2024
Ready for Review-Document Uploaded.  - Seller-05/30/2024
									Open-Credit report dated XXX pulled by XXX is dated prior to the borrower's authorization dated XXX. Missing documentation to support borrower's authorization to support credit pulled on XXX. - Due Diligence Vendor-05/30/2024	Ready for Review-Document Uploaded. - Seller-05/30/2024
XXX	2024-05-30 14:13	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Audited FICO of XXX is less than Guideline FICO of 680 Exception #1: FAR exception for a XXX FICO; minimum per guidelines is 680.
FAR Comments: XXX credit card account belonged to deceased spouse; our borrower was added as an authorized user. She passed away in XXX. Prior to the death of his spouse, the account and all other accounts reported on the credit report have had a perfect pay history. Because of the recent derog, this is the main reason for the 2 scores EFX (XXX) and TUC (XXX) were negatively impacted.
Exception #2: Loan is a non-arm's length transaction as the loan officer was previously related to the borrower (daughter-in-law). FAR exception in the file allowing the non-arm's length transaction.
FAR Comments: The broker was previously married to the borrower’s son but are divorced. To mitigate risk, we have required that FAR order the appraisal, title and credit report to minimize any potential influence.
Comp Factors:
1. Borrower is a minimum credit user and all non-mortgage debts are paid in full
2. EA loan will decrease monthly housing payment by $XXX/mo
3. Income: Borrower receives a small pension but it was not used for qualifying purposes
4. Perfect pay history for all borrower’s accounts. Mortgage Pay History: XXX months 0x30
5. DTI/RI: DTI= XXX%

- Due Diligence Vendor-05/30/2024

Incenter Loan ID	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	Resolved-Lender LOX received. - Due Diligence Vendor-05/31/2024	Residual Income greater than minimum required - $XXX residual income is greater than minimum residual income required per guidelines $1500		XXX Underwriter Response 2.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	Resolved-Received Lender LOX for Credit Authorization. - Due Diligence Vendor-05/30/2024	Residual Income greater than minimum required - $XXX residual income is greater than minimum residual income required per guidelines $1500		XXX Underwriter Response.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
XXX	Waived-Audited FICO of XXX is less than Guideline FICO of 680 Exception #1: XXX exception for a XXX FICO; minimum per guidelines is 680.
XXX Comments: XXX credit card account belonged to deceased spouse; our borrower was added as an authorized user. She passed away in XXX. Prior to the death of his spouse, the account and all other accounts reported on the credit report have had a perfect pay history. Because of the recent derog, this is the main reason for the 2 scores EFX (XXX) and TUC (XXX) were negatively impacted.
Exception #2: Loan is a non-arm's length transaction as the loan officer was previously related to the borrower (daughter-in-law). XXX exception in the file allowing the non-arm's length transaction.
XXX Comments: The broker was previously married to the borrower’s son but are divorced. To mitigate risk, we have required that XXX order the appraisal, title and credit report to minimize any potential influence.
Comp Factors:
1. Borrower is a minimum credit user and all non-mortgage debts are paid in full
2. EA loan will decrease monthly housing payment by $XXX/mo
3. Income: Borrower receives a small pension but it was not used for qualifying purposes
4. Perfect pay history for all borrower’s accounts. Mortgage Pay History: XXX months 0x30
5. DTI/RI: DTI= XXX%

 - Due Diligence Vendor-05/30/2024
					Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes